WST INVESTMENT TRUST

FILED VIA EDGAR

July 3, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	WST Investment Trust
File Nos. 333-189704; 811-22858

Ladies and Gentlemen:

On behalf of the WST Investment Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 13 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of changing the name of the WSTCM Sector Select Risk-Managed Fund to WSTCM Global Allocation Risk-Managed Fund and to make corresponding updates to the Fund’s investment strategies.

Please direct any comments or questions to the undersigned at (513) 346-4190.

Very truly yours,

/s/ Simon Berry

Simon Berry

Secretary